SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business Combinations

A)   Business Combinations

In a business combination, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the fair value of identifiable assets acquired and liabilities assumed at the date of acquisition. Preliminary fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed twelve months from the acquisition date with retroactive restatement of the impact of adjustments to those preliminary fair values effective as at the acquisition date. Acquisition related costs are expensed as incurred.

Purchase consideration may also include amounts payable if future events occur or conditions are met. Any such contingent consideration is measured at fair value and included in the purchase consideration at the acquisition date. Subsequent changes to the estimated fair value of contingent consideration are recorded through the consolidated statements of income, unless the preliminary fair value of contingent consideration as at the acquisition date is finalized before the twelve month measurement period in which case the adjustment is allocated to the identifiable assets acquired and liabilities assumed retrospectively to the acquisition date.

Where the cost of the acquisition exceeds the fair values of the identifiable net assets acquired, the difference is recorded as goodwill. A gain is recorded through the consolidated statements of income if the cost of the acquisition is less than the fair values of the identifiable net assets acquired.

Non-controlling interests represent the fair value of net assets in subsidiaries that are not held by the Company as at the date of acquisition. Non-controlling interests are presented in the equity section of the consolidated balance sheets.

Foreign Currency Translation

B)   Foreign Currency Translation

The functional currency of the Company, for each subsidiary and for joint arrangements, is the currency of the primary economic environment in which it operates. The functional currency of all of the Company’s operations is the US dollar.

Once the Company determines the functional currency of an entity, it is not changed unless there is a significant change in the relevant underlying transactions, events and circumstances. Any change in an entity’s functional currency is accounted for prospectively from the date of the change, and the consolidated balance sheets are translated using the exchange rate at that date.

At the end of each reporting period, the Company translates foreign currency balances as follows:

•	monetary items are translated at the closing rate in effect at the consolidated balance sheet date;
•

non-monetary items that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Items measured at fair value are translated at the exchange rate in effect at the date the fair value was measured; and

•	revenue and expense items are translated using the average exchange rate during the period.

Cash and Cash Equivalents

C)   Cash and Cash Equivalents

The Company’s cash and cash equivalents include cash on hand and short-term investments in money market instruments with remaining maturities of three months or less at the date of purchase. The Company places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings. Cash and cash equivalents are classified as financial assets measured at amortized cost.

Short-term Investments

D)   Short‑term Investments

The Company’s short-term investments include financial instruments with remaining maturities of greater than three months but less than one year at the date of purchase. Short-term investments are designated as financial assets measured at amortized cost, which approximates fair value given the short-term nature of these investments.

Inventories

E)   Inventories

Inventories consist of ore stockpiles, concentrates, dore bars and supplies. Inventories are carried at the lower of cost and net realizable value (“NRV”). Cost is determined using the weighted average basis and includes all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Cost of inventories includes direct costs of materials and labour related directly to mining and processing activities, including production phase stripping costs, amortization of property, plant and mine development directly involved in the related mining and production process, amortization of any stripping costs previously capitalized and directly attributable overhead costs. When interruptions to production occur, an adjustment is made to the costs included in inventories, such that they reflect normal capacity. Abnormal costs are expensed in the period they are incurred.

The current portion of ore stockpiles, ore on leach pads and inventories is determined based on the expected amounts to be processed within the next twelve months. Ore stockpiles, ore on leach pads and inventories not expected to be processed or used within the next twelve months are classified as long-term.

NRV is estimated by calculating the net selling price less costs to be incurred in converting the relevant inventories to saleable product and delivering it to a customer. Costs to complete are based on management’s best estimate as at the consolidated balance sheet date. An NRV impairment may be reversed in a subsequent period if the circumstances that triggered the impairment no longer exist.

Financial Instruments

F)   Financial Instruments

The Company’s financial assets and liabilities (financial instruments) include cash and cash equivalents, short-term investments, restricted cash, trade receivables, equity securities, share purchase warrants, loans receivable accounts payable and accrued liabilities, long-term debt and derivative financial instruments. Financial instruments are classified at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income ("FVTOCI"), or fair value through profit or loss ("FVTPL"). All financial instruments are recorded at fair value at recognition. Subsequent to initial recognition, financial instruments classified as cash and cash equivalents, short-term investments, loans receivable, accounts payable and accrued liabilities, and long-term debt are measured at amortized cost using the effective interest method. Other financial instruments are recorded at fair value subsequent to initial recognition.

Equity Securities

The Company’s equity securities consist primarily of investments in common shares of entities in the mining industry recorded using trade date accounting. On initial recognition of an equity investment, the Company may irrevocably elect to measure the investment at FVTOCI where changes in the fair value of equity securities are permanently recognized in other comprehensive income and will not be reclassified to profit or loss. The realized gain or loss is reclassified from other comprehensive income to the deficit when the asset is de-recognized. The election is made on an investment-by-investment basis.

Derivative Instruments and Hedge Accounting

The Company uses derivative financial instruments (primarily option and forward contracts) to manage exposure to fluctuations in by-product metal prices, interest rates, and foreign currency exchange rates and may use such means to manage exposure to certain input costs.

The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value and they are classified based on contractual maturity. Derivative instruments are classified as either hedges of highly probable forecast transactions (cash flow hedges) or non-hedge derivatives. Derivatives designated as a cash flow hedge that are expected to be highly effective in achieving offsetting changes in cash flows are assessed on an ongoing basis to determine that they have actually been highly effective throughout the financial reporting periods for which they were designated. Derivative assets and derivative liabilities are shown separately in the consolidated balance sheets unless there is a legal right to offset and intent to settle on a net basis.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized in the gain or loss on derivative financial instruments line item in the consolidated statements of income. Amounts deferred in other comprehensive income are reclassified when the hedged transaction has occurred.

Derivative instruments that do not qualify for hedge accounting are recorded at fair value at the balance sheet date, with changes in fair value recognized in the gain or loss on derivative financial instruments line item in the consolidated statements of income (FVTPL).

The Company also holds share purchase warrants of certain publicly traded entities where it has an investment in equity securities. Share purchase warrants are accounted for as derivative financial instruments and presented as part of investments in the consolidated balance sheets.

Expected Credit Loss Impairment Model

An assessment of the expected credit loss related to a financial asset is undertaken upon initial recognition and at the end of each reporting period based on the credit quality of the debtor and any changes that impact the risk of impairment.

Goodwill

G)   Goodwill

Goodwill is recognized in a business combination if the cost of the acquisition exceeds the fair values of the identifiable net assets acquired. Goodwill is then allocated to the cash generating unit (“CGU”) or group of CGUs that are expected to benefit from the synergies of the combination. A CGU is the smallest identifiable group of assets that generates cash inflows which are largely independent of the cash inflows from other assets or groups of assets.

The Company performs goodwill impairment tests on an annual basis as at December 31 each year. In addition, the Company assesses for indicators of impairment at each reporting period-end and, if an indicator of impairment is identified, goodwill is tested for impairment at that time. If the carrying value of the CGU or group of CGUs to which goodwill is assigned exceeds its recoverable amount, an impairment loss is recognized. Goodwill impairment losses are recorded in the consolidated statements of income and they are not subsequently reversed.

The recoverable amount of a CGU or group of CGUs is measured as the higher of value in use and fair value less costs of disposal.

Mining Properties, Plant and Equipment and Mine Development Costs

H)    Mining Properties, Plant and Equipment and Mine Development Costs

Mining Properties

The cost of mining properties includes the fair value attributable to proven and probable mineral reserves and mineral resources acquired in a business combination or asset acquisition, underground mine development costs, deferred stripping, capitalized exploration and evaluation costs and capitalized borrowing costs.

Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when commercial production commences, using the units-of-production method, based on estimated proven and probable mineral reserves and the mineral resources included in the current life of mine plan. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value. Cost components of a specific project that are included in the capital cost of the asset include salaries and wages directly attributable to the project, supplies and materials used in the project, and incremental overhead costs that can be directly attributable to the project.

Assets under construction are not amortized until the earlier of the end of the construction period or once commercial production is achieved. Upon achieving the production stage, the capitalized construction costs are transferred to the appropriate category within property, plant and mine development.

Plant and Equipment

Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. The cost of an item of plant and equipment includes: its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and the estimate of the costs of dismantling and removing the item and restoring the site on which it is located other than costs that arise as a consequence of having used the item to produce inventories during the period.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of income when the asset is derecognized.

Amortization of an asset begins when the asset is in the location and condition necessary for it to operate in the manner intended by management. Amortization ceases at the earlier of the date the asset is classified as held for sale or the date the asset is derecognized. Assets under construction are not amortized until the earlier of the end of the construction period or once commercial production is achieved. Amortization is charged according to either the units-of-production method or on a straight line basis, according to the pattern in which the asset’s future economic benefits are expected to be consumed. The amortization method applied to an asset is reviewed at least annually.

Useful lives of property, plant and equipment are based on the lesser of the estimated mine lives as determined by proven and probable mineral reserves and the mineral resources included in the current life of mine plan and the estimated useful life of the asset. Remaining mine lives at December 31, 2020 range from an estimated 3 to 14 years.

The following table sets out the useful lives of certain assets:

Useful Life
Buildings	5 to 30 years
Leasehold Improvements	15 years
Software and IT Equipment	1 to 10 years
Furniture and Office Equipment	3 to 5 years
Machinery and Equipment	1 to 30 years

Mine Development Costs

Mine development costs incurred after the commencement of commercial production are capitalized when they are expected to have a future economic benefit. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors which enables the Company to extract ore underground.

The Company records amortization on underground mine development costs on a units-of-production basis based on the estimated tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan of the identified component of the ore body. The units-of-production method defines the denominator as the total tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan.

Deferred Stripping

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.

During the development stage of the mine, stripping costs are capitalized as part of the cost of building, developing and constructing the mine and are amortized once the mine has entered the production stage.

During the production stage of a mine, stripping costs are recorded as a part of the cost of inventories unless these costs are expected to provide a future economic benefit and, in such cases, are capitalized to property, plant and mine development.

Production stage stripping costs provide a future economic benefit when:

•	It is probable that the future economic benefit (e.g., improved access to the ore body) associated with the stripping activity will flow to the Company;
•	The Company can identify the component of the ore body for which access has been improved; and
•	The costs relating to the stripping activity associated with that component can be measured reliably.

Capitalized production stage stripping costs are amortized over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping activity.

Borrowing Costs

Borrowing costs are capitalized to qualifying assets. Qualifying assets are assets that take a substantial period of time to prepare for the Company’s intended use, which includes projects that are in the exploration and evaluation, development or construction stages.

Borrowing costs attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets until such time as the assets are substantially ready for their intended use. All other borrowing costs are recognized as finance costs in the period in which they are incurred. Where the funds used to finance a qualifying asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to the relevant borrowings during the period.

Leases

I)    Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether:

•	The contract involves the use of an explicitly or implicitly identified asset;
•	The Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the contract term;
•	The Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset and a lease obligation at the commencement date of the lease (i.e. the date the underlying asset is available for use).

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease obligations. The cost of right-of-use assets includes the initial amount of lease obligations recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

At the commencement date of the lease, the Company recognizes lease obligations measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

After the commencement date, the amount of lease obligations is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease obligations is remeasured if there is a modification, a change in the lease term, a change in the fixed lease payments, changes based on an index or rate or a change in the assessment to purchase the underlying asset.

The Company presents right-of-use assets in the property, plant and mine development line item on the consolidated balance sheets and lease obligations in the lease obligations line item on the consolidated balance sheets.

The Company has elected not to recognize right-of-use assets and lease obligations for leases that have a lease term of 12 months or less and do not contain a purchase option, for leases related to low value assets, or for leases with variable lease payments. Payments on short-term leases, leases of low value assets, and leases with variable payment amounts are recognized as an expense in the consolidated statements of income.

Development Stage Expenditures

J)    Development Stage Expenditures

Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting and storing the minerals. The development stage of a mine commences when the technical feasibility and commercial viability of extracting the mineral resource has been determined. Costs that are directly attributable to mine development are capitalized as property, plant and mine development to the extent that they are necessary to bring the property to commercial production.

Abnormal costs are expensed as incurred. Indirect costs are included only if they can be directly attributed to the area of interest. General and administrative costs are capitalized as part of the development expenditures when the costs are directly attributed to a specific mining development project.

Revenue from metal sales prior to the achievement of commercial production is deducted from mine development costs in the consolidated balance sheets and is not included in revenue from mining operations.

Commercial Production

A mine construction project is considered to have entered the production stage when the mine construction assets are available for use. In determining whether mine construction assets are considered available for use, the criteria considered include, but are not limited to, the following:

•	completion of a reasonable period of testing mine plant and equipment;
•	ability to produce minerals in saleable form (within specifications); and
•	ability to sustain ongoing production of minerals.

When a mine construction project moves into the production stage, amortization commences, the capitalization of certain mine construction costs ceases and expenditures are either capitalized to inventories or expensed as incurred. Exceptions include costs incurred for additions or improvements to property, plant and mine development and open-pit stripping activities.

Impairment and Impairment Reversal of Long-lived Assets

K)   Impairment and Impairment Reversal of Long‑lived Assets

At the end of each reporting period the Company assesses whether there is any indication that long-lived assets other than goodwill may be impaired. If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. If it is not possible to estimate the recoverable amount of the individual asset, assets are grouped at the CGU level for the purpose of assessing the recoverable amount. An impairment loss is recognized for any excess of the carrying amount of the CGU over its recoverable amount. If the CGU includes goodwill, the impairment loss related to a CGU is first allocated to goodwill and the remaining loss is allocated on a pro-rata basis to the remaining long-lived assets of the CGU based on their carrying amounts. Impairment losses are recorded in the consolidated statements of income in the period in which they occur.

Any impairment charge that is taken on a long‑lived asset other than goodwill is reversed if there are subsequent changes in the estimates or significant assumptions that were used to recognize the impairment loss that result in an increase in the recoverable amount of the CGU. If an indicator of impairment reversal has been identified, the recoverable amount of the asset is calculated in order to determine if any impairment reversal is required. A recovery is recognized to the extent the recoverable amount of the asset exceeds its carrying amount. The amount of the reversal is limited to the difference between the current carrying amount and the amount which would have been the carrying amount had the earlier impairment not been recognized and amortization of that carrying amount had continued. The impairment reversal is allocated on a pro-rata basis to the existing long-lived assets of the CGU based on their carrying amounts. Impairment reversals are recorded in the consolidated statements of income in the period in which they occur.

Debt

L)   Debt

Debt is initially recorded at fair value, net of financing costs incurred. Debt is subsequently measured at amortized cost. Any difference between the amounts received and the redemption value of the debt is recognized in the consolidated statements of income over the period to maturity using the effective interest rate method.

Reclamation Provisions

M)   Reclamation Provisions

Asset retirement obligations (“AROs”) arise from the acquisition, development and construction of mining properties and plant and equipment due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings and heap leach pad closure and rehabilitation, demolition of buildings and mine facilities, ongoing water treatment and ongoing care and maintenance of closed mines. The Company recognizes an ARO at the time the environmental disturbance occurs or a constructive obligation is determined to exist based on the Company’s best estimate of the timing and amount of expected cash flows expected to be incurred. When the ARO provision is recognized, the corresponding cost is capitalized to the related item of property, plant and mine development. Reclamation provisions that result from disturbance in the land to extract ore in the current period is included in the cost of inventories.

The timing of the actual environmental remediation expenditures is dependent on a number of factors such as the life and nature of the asset, the operating licence conditions and the environment in which the mine operates. Reclamation provisions are measured at the expected value of future cash flows discounted to their present value using a risk-free interest rate. AROs are adjusted each period to reflect the passage of time (accretion). Accretion expense is recorded in finance costs each period. Upon settlement of an ARO, the Company records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains or losses are recorded in the consolidated statements of income.

Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are the construction of new processing facilities, changes in the quantities of material in mineral reserves and mineral resources and a corresponding change in the life of mine plan, changing ore characteristics that impact required environmental protection measures and related costs, changes in water quality that impact the extent of water treatment required and changes in laws and regulations governing the protection of the environment.

Each reporting period, provisions for AROs are remeasured to reflect any changes to significant assumptions, including the amount and timing of expected cash flows and risk-free interest rates. Changes to the reclamation provision resulting from changes in estimate are added to or deducted from the cost of the related asset, except where the reduction of the reclamation provision exceeds the carrying value of the related assets in which case the asset is reduced to nil and the remaining adjustment is recognized in the consolidated statements of income.

Environmental remediation liabilities (“ERLs”) are differentiated from AROs in that ERLs do not arise from environmental contamination in the normal operation of a long-lived asset or from a legal or constructive obligation to treat environmental contamination resulting from the acquisition, construction or development of a long-lived asset. The Company is required to recognize a liability for obligations associated with ERLs arising from past acts. ERLs are measured by discounting the expected related cash flows using a risk-free interest rate. The Company prepares estimates of the timing and amount of expected cash flows when an ERL is incurred. Each reporting period, the Company assesses cost estimates and other assumptions used in the valuation of ERLs to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the value of the ERL. Any change in the value of ERLs results in a corresponding charge or credit to the consolidated statements of income. Upon settlement of an ERL, the Company records a gain or loss if the actual cost differs from the carrying amount of the ERL in the consolidated statements of income.

Post-employment Benefits

N)   Post‑employment Benefits

In Canada, the Company maintains a defined contribution plan covering all of its employees (the “Basic Plan”). The Basic Plan is funded by Company contributions based on a percentage of income for services rendered by employees. In addition, the Company has a supplemental plan for designated executives at the level of Vice-President or above (the “Supplemental Plan”). Under the Supplemental Plan, an additional 10.0% of the designated executives’ income is contributed by the Company.

The Company provides a defined benefit retirement program (the "Retirement Program") for certain eligible employees that provides a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. An eligible employee is entitled to a benefit if they have completed more than 10 years as a permanent employee and have attained a minimum age of 57. The Retirement Program is not funded.

The Company also provides a non-registered supplementary executive retirement defined benefit plan for certain current and former senior officers (the “Executives Plan”). The Executives Plan benefits are generally based on the employee’s years of service and level of compensation. Pension expense related to the Executives Plan is the net of the cost of benefits provided (including the cost of any benefits provided for past service), the net interest cost on the net defined liability/asset, and the effects of settlements and curtailments related to special events. Pension fund assets are measured at their current fair values. The costs of pension plan improvements are recognized immediately in expense when they occur. Remeasurements of the net defined benefit liability are recognized immediately in other comprehensive income and are subsequently transferred to retained earnings.

The Company provides three defined benefit retirement plans for certain eligible employees in Mexico (the “Mexico Plans”) that provide a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. Eligible employees are entitled to a benefit if they have completed 15 years of service as a permanent employee and are 60 years of age or older.  The Mexico Plans are not funded.

Defined Contribution Plan

The Company recognizes the contributions payable to a defined contribution plan in exchange for services rendered by employees as an expense, unless another policy requires or permits the inclusion of the contribution in the cost of an asset. After deducting contributions already paid, a liability is recorded throughout each period to reflect unpaid but earned contributions. If the contribution paid exceeds the contribution due for the service before the end of the reporting period, the Company recognizes that excess as an asset to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

Defined Benefit Plan

Plan assets are measured at their fair value at the consolidated balance sheet date and are deducted from the present value of plan liabilities to arrive at a net defined benefit liability/asset. The defined benefit obligation reflects the expected future payments required to settle the obligation resulting from employee service in the current and prior periods.

Current service cost represents the actuarially calculated present value of the benefits earned by the active employees in each period and reflects the economic cost for each period based on current market conditions. The current service cost is based on the most recent actuarial valuation. The net interest on the net defined benefit liability/asset is the change during the period in the defined benefit liability/asset that arises from the passage of time.

Past service cost represents the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment. Past service costs from plan amendments that increase or decrease vested or unvested benefits are recognized immediately in net income at the earlier of when the related plan amendment occurs or when the entity recognizes related restructuring costs or termination benefits.

Gains or losses on plan settlements are measured as the difference in the present value of the defined benefit obligation and settlement price. This results in a gain or loss being recognized when the benefit obligation settles. Actuarial gains and losses are recorded on the consolidated balance sheets as part of the benefit plan’s funded status. Gains and losses are recognized immediately in other comprehensive income and are subsequently transferred to retained earnings and are not subsequently recognized in net income.

Contingent Liabilities and Other Provisions

O)   Contingent Liabilities and Other Provisions

Provisions are recognized when a present obligation exists (legal or constructive), as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the expenditure required to settle the obligation at the consolidated balance sheet date, measured using the expected cash flows discounted for the time value of money. The increase in provision (accretion) due to the passage of time is recognized as a finance cost in the consolidated statements of income.

Contingent liabilities are possible obligations whose existence will be confirmed only on the occurrence or non-occurrence of uncertain future events outside the entity’s control, or present obligations that are not recognized because it is not probable that an outflow of economic benefits would be required to settle the obligation or the amount cannot be measured reliably. Contingent liabilities are not recognized but are disclosed and described in the notes to the consolidated financial statements, including an estimate of their potential financial effect and uncertainties relating to the amount or timing of any outflow, unless the possibility of settlement is remote. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, with assistance from its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Stock-based Compensation

P)   Stock‑based Compensation

The Company offers equity‑settled awards (the employee stock option plan, incentive share purchase plan, restricted share unit plan and performance share unit plan) to certain employees, officers and directors of the Company.

Employee Stock Option Plan (“ESOP”)

The Company’s ESOP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statements of income or in the consolidated balance sheets if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

Fair value is determined using the Black‑Scholes option valuation model, which requires the Company to estimate the expected volatility of the Company’s share price and the expected life of the stock options. Limitations with existing option valuation models and the inherent difficulties associated with estimating these variables create difficulties in determining a reliable single measure of the fair value of stock option grants. The cost is recorded over the vesting period of the award to the same expense category as the award recipient’s payroll costs and the corresponding entry is recorded in equity. Equity‑settled awards are not remeasured subsequent to the initial grant date. The dilutive impact of stock option grants is factored into the Company’s reported diluted net income per share. The stock option expense incorporates an expected forfeiture rate, estimated based on expected employee turnover.

Incentive Share Purchase Plan (“ISPP”)

Under the ISPP, directors (excluding non-executive directors), officers and employees (the “Participants”) of the Company may contribute up to 10.0% of their basic annual salaries and the Company contributes an amount equal to 50.0% of each Participant’s contribution. All common shares subscribed for under the ISPP are issued by the Company.

The Company records an expense equal to its cash contribution to the ISPP. No forfeiture rate is applied to the amounts accrued. Where an employee leaves prior to the vesting date, any accrual for contributions by the Company during the vesting period related to that employee is reversed.

Restricted Share Unit (“RSU”) Plan

The RSU plan is open to directors and certain employees, including senior executives, of the Company. Common shares are purchased and held in a trust until they have vested. The cost is recorded over the vesting period of the award to the same expense category as the award recipient’s payroll costs. The cost of the RSUs is recorded within equity until settled. Equity‑settled awards are not remeasured subsequent to the initial grant date.

Performance Share Unit (“PSU”) Plan

The PSU plan is open to senior executives of the Company. Common shares are purchased and held in a trust until they have vested. PSUs are subject to vesting requirements based on specific performance measurements by the Company. The fair value for the portion of the PSUs related to market conditions is based on the application of pricing models at the grant date and the fair value for the portion related to non‑market conditions is based on the market value of the shares at the grant date. Compensation expense is based on the current best estimate of the outcome for the specific performance measurement established by the Company and is recognized over the vesting period based on the number of units estimated to vest. The cost of the PSUs is recorded within equity until settled. Equity‑settled awards are not remeasured subsequent to the initial grant date.

Revenue from Contracts with Customers

Q)   Revenue from Contracts with Customers

Gold and Silver

The Company sells gold and silver to customers in the form of bullion and dore bars.

The Company recognizes revenue from these sales when control of the gold or silver has transferred to the customer. This is generally at the point in time when the gold or silver is credited to the metal account of the customer. Once the gold or silver has been credited to the customer’s metal account, the customer has legal title to, physical possession of, and the risks and rewards of ownership of the gold or silver; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the gold or silver.

Under certain contracts with customers the transfer of control may occur when the gold or silver is in transit from the mine to the refinery. At this point in time, the customer has legal title to and the risk and rewards of ownership of the gold or silver; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the gold or silver.

Revenue is measured at the transaction price agreed under the contract. Payment of the transaction price is due immediately when control of the gold or silver is transferred to the customer.

Generally, all of the gold and silver in the form of dore bars recovered in the Company’s milling process is sold in the period in which it is produced.

Metal Concentrates

The Company sells concentrate from certain of its mines to third-party smelter customers. These concentrates predominantly contain zinc and copper, along with quantities of gold and silver.

The Company recognizes revenue from these concentrate sales when control of the concentrate has transferred to the customer, which is the point in time that the concentrate is delivered to the customer. Upon delivery, the customer has legal title to, physical possession of, and the risks and rewards of ownership of the concentrate. The customer is also committed to accept and pay for the concentrates once delivered; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the concentrate.

The final prices for metals contained in the concentrate are generally determined based on the prevailing spot market metal prices on a specific future date, which is established as of the date the concentrate is delivered to the customer. Upon transfer of control at delivery, the Company measures revenue under these contracts based on forward prices at the time of delivery and the most recent determination of the quantity of contained metals less smelting and refining charges charged by the customer. This reflects the best estimate of the transaction price expected to be received at final settlement. A receivable is recognized for this amount and subsequently measured at fair value to reflect variability associated with the embedded derivative for changes in the market metal prices. These changes in the fair value of the receivable are adjusted through revenue from other sources at each subsequent financial statement date.

Under certain contracts with customers, the sale of gold contained in copper concentrate occurs once the metal has been processed into refined gold and is sold separately similar to the gold and silver dore bar terms described above. The transaction price for the sale of gold contained in concentrate is determined based on the spot market price upon delivery and provisional pricing does not apply.

Exploration and Evaluation Expenditures

R)   Exploration and Evaluation Expenditures

Exploration and evaluation expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, diamond drilling and other work involved in searching for ore. Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.

Exploration and evaluation expenditures are expensed as incurred unless it can be demonstrated that the project will generate future economic benefit. When it is determined that a project can generate future economic benefit the costs are capitalized in the property, plant and mine development line item in the consolidated balance sheets.

The exploration and evaluation phase ends when the technical feasibility and commercial viability of extracting the mineral is demonstrable.

Net Income Per Share

S)   Net Income Per Share

Basic net income per share is calculated by dividing net income for a given period by the weighted average number of common shares outstanding during that same period. Diluted net income per share reflects the potential dilution that could occur if holders with rights to convert instruments to common shares exercise these rights. The weighted average number of common shares used to determine diluted net income per share includes an adjustment, using the treasury stock method, for stock options outstanding. Under the treasury stock method:

•	the exercise of options is assumed to occur at the beginning of the period (or date of issuance, if later);
•

the proceeds from the exercise of options plus the future period compensation expense on options granted are assumed to be used to purchase common shares at the average market price during the period; and

•

the incremental number of common shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) is included in the denominator of the diluted net income per share calculation.

Income Taxes

T)   Income Taxes

Current and deferred tax expenses are recognized in the consolidated statements of income except to the extent that they relate to a business combination, or to items recognized directly in equity or in other comprehensive income.

Current tax expense is based on substantively enacted statutory tax rates and laws at the consolidated balance sheet date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the tax basis of such assets and liabilities measured using tax rates and laws that are substantively enacted at the consolidated balance sheet date and effective for the reporting period when the temporary differences are expected to reverse.

Deferred taxes are not recognized in the following circumstances:

•	where a deferred tax liability arises from the initial recognition of goodwill;
•

where a deferred tax asset or liability arises on the initial recognition of an asset or liability in a transaction which is not a business combination and, at the time of the transaction, affects neither net income nor taxable profits; and

•

for temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that the Company can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses and tax credits carried forward and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized except as noted above.

At each reporting period, previously unrecognized deferred tax assets are reassessed to determine whether it has become probable that future taxable profits will allow the deferred tax assets to be recovered.

Comparative Figures

U)   Comparative Figures

Certain figures in the consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of these financial statements as at and for the year ended December 31, 2020.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

In May 2020, the IASB issued amendments to IAS 16 Property, Plant and Equipment that clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and mine development to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of property, plant and mine development while the Company is preparing the asset for its intended use. Instead, sales proceeds and the cost of producing these items will be recognized in the consolidated statements of income. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The amendments apply retrospectively, but only to assets brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the Company first applies the amendments. The Company is evaluating the extent of the impact of the amendments on its financial statements.